Derivative Liabilities - Summary of Changes in Fair Market Value of Derivative Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Liability [Abstract]
Derivative liability, beginning balance	$ 482,674	$ 1,038,504
Increase in derivative value due to issuances of convertible promissory notes	956,320	261,796
Increase in derivative value attributable to issuance of warrants	4,321,045	7,400
Change in fair market value of derivative liabilities due to the mark to market adjustment	4,221,728	227,102
Debt conversions and redemptions	(451,471)	(1,052,128)
Derivative liability - ending balance	$ 9,530,296	$ 482,674